Residual Portfolios	12 Months Ended
Dec. 31, 2013
Residual Portfolios [Abstract]
Residual Portfolios

4 - RESIDUAL PORTFOLIOS

As of December 31, 2013, we expect annual amortization in each of the next five years to be as shown below with the remainder ranging over the succeeding 8 years.  No residual value is likely.

2014	2015	2016	2017	2018	Thereafter	Total
$ 1,894,233	$ 1,605,856	$ 1,340,561	$ 1,117,821	$ 933,004	$ 2,718,184	$ 9,609,659